Note 17 - Income Tax (Details Textual) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Statement Line Items [Line Items]
Unused tax losses with no expiration			€ 231,167		€ 219,563		€ 218,670
Unused tax losses subject to expiration		$ 5,727	€ 5,098	$ 564	€ 493	$ 535	€ 446
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	€ 333